T. ROWE PRICE International Bond Fund (USD Hedged)
March 31, 2021 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.2%
Government Bonds 0.2%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1) 5,310,000 6,614
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 4,085,000 5,112
Total Albania (Cost
$10,728
)
11,726
ARGENTINA 0.1%
Corporate Bonds 0.1%
MercadoLibre, 3.125%, 1/14/31 (USD)  5,725,000 5,461
Total Argentina (Cost
$5,725
)
5,461
AUSTRALIA 2.0%
Corporate Bonds 0.2%
Transurban Finance, 1.875%, 9/16/24 (EUR)  7,836,000 9,725
9,725
Government Bonds 1.8%
Commonwealth of Australia, 3.00%, 3/21/47  81,445,000 65,381
New South Wales Treasury, 4.00%, 5/20/26  46,975,600 41,186
106,567
Total Australia (Cost
$107,395
)
116,292
AUSTRIA 0.8%
Corporate Bonds 0.0%
UniCredit Bank Austria, 1.375%, 5/26/21  400,000 471
471
Government Bonds 0.8%
Heta Asset Resolution, 2.375%, 12/13/22  39,100,000 48,045
48,045
Total Austria (Cost
$48,607
)
48,516

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
BELGIUM 0.0%
Corporate Bonds 0.0%
Anheuser-Busch InBev, 2.00%, 1/23/35  1,560,000 2,042
Total Belgium (Cost
$1,553
)
2,042
BERMUDA 0.5%
Government Bonds 0.5%
Government of Bermuda, 3.717%, 1/25/27 (USD)  5,749,000 6,295
Government of Bermuda, 4.75%, 2/15/29 (USD) (1) 21,585,000 25,042
Total Bermuda (Cost
$28,339
)
31,337
BRAZIL 0.7%
Government Bonds 0.7%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 1/1/25  157,671,000 29,558
Petrobras Global Finance, 7.375%, 1/17/27 (USD)  6,900,000 8,203
Total Brazil (Cost
$50,394
)
37,761
BULGARIA 0.2%
Government Bonds 0.2%
Republic of Bulgaria, 1.375%, 9/23/50 (EUR)  12,067,000 13,816
Total Bulgaria (Cost
$13,957
)
13,816
CANADA 2.6%
Corporate Bonds 0.4%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (2) 27,134,000 22,023
22,023
Government Bonds 2.2%
Government of Canada, 0.50%, 12/1/30  41,500,000 29,896
Government of Canada Real Return Bond, Inflation-Indexed,
4.00%, 12/1/31  80,072,807 93,217
Province of Ontario, 3.50%, 6/2/43  5,239,000 4,695
127,808
Total Canada (Cost
$146,245
)
149,831

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
CHILE 3.4%
Corporate Bonds 0.2%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 10,260,000 11,062
11,062
Government Bonds 3.2%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26  28,170,000,000 43,458
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1) 91,680,000,000 139,736
183,194
Total Chile (Cost
$185,257
)
194,256
CHINA 12.0%
Corporate Bonds 0.8%
CIFI Holdings Group, 6.45%, 11/7/24 (USD) (3) 8,635,000 9,239
CIFI Holdings Group, 6.55%, 3/28/24 (USD) (3) 2,265,000 2,406
Country Garden Holdings, 5.125%, 1/17/25 (USD)  2,655,000 2,763
Country Garden Holdings, 5.40%, 5/27/25 (USD)  1,870,000 2,015
Country Garden Holdings, 6.15%, 9/17/25 (USD)  4,115,000 4,563
Country Garden Holdings, 8.00%, 1/27/24 (USD)  1,655,000 1,761
Shimao Group Holdings, 5.60%, 7/15/26 (USD)  10,345,000 11,166
State Grid Overseas Investment 2016, 1.375%, 5/2/25 (EUR) (1) 10,000,000 12,300
46,213
Government Bonds 11.2%
China Development Bank, 3.43%, 1/14/27  480,000,000 72,863
China Development Bank, 3.50%, 8/13/26  280,000,000 42,836
China Development Bank, 3.65%, 5/21/29  210,000,000 32,079
China Development Bank, 3.68%, 2/26/26  570,000,000 88,028
China Development Bank, 4.24%, 8/24/27  330,000,000 52,309
China Development Bank, 4.88%, 2/9/28  170,000,000 28,033
People's Republic of China, 2.94%, 10/17/24  120,000,000 18,319
People's Republic of China, 3.12%, 12/5/26  680,000,000 103,957
People's Republic of China, 3.13%, 4/13/22  120,000,000 18,412
People's Republic of China, 3.13%, 11/21/29  310,000,000 46,919
People's Republic of China, 3.19%, 4/11/24  120,000,000 18,481
People's Republic of China, 3.25%, 6/6/26  380,000,000 58,511
People's Republic of China, 3.28%, 12/3/27  60,000,000 9,213
People's Republic of China, 3.54%, 8/16/28  200,000,000 31,270
People's Republic of China, 3.60%, 9/6/25  40,000,000 6,292
People's Republic of China, 3.77%, 3/8/25  50,000,000 7,905

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
People's Republic of China, 4.00%, 6/24/69  80,000,000 12,821
648,248
Total China (Cost
$663,402
)
694,461
COLOMBIA 0.2%
Corporate Bonds 0.2%
Banco de Bogota, 6.25%, 5/12/26 (USD) (3) 8,000,000 8,990
Total Colombia (Cost
$8,487
)
8,990
CROATIA 0.7%
Government Bonds 0.7%
Republic of Croatia, 1.125%, 6/19/29 (EUR)  12,715,000 15,358
Republic of Croatia, 1.125%, 3/4/33 (EUR)  5,606,000 6,596
Republic of Croatia, 3.875%, 5/30/22 (EUR)  14,795,000 18,177
Total Croatia (Cost
$40,481
)
40,131
CYPRUS 2.4%
Government Bonds 2.4%
Republic of Cyprus, 1.25%, 1/21/40  395,000 487
Republic of Cyprus, 1.50%, 4/16/27 (3) 2,130,000 2,707
Republic of Cyprus, 2.375%, 9/25/28  43,556,000 59,383
Republic of Cyprus, 2.75%, 6/27/24  1,668,000 2,134
Republic of Cyprus, 2.75%, 2/26/34  2,716,000 4,004
Republic of Cyprus, 2.75%, 5/3/49  2,832,000 4,586
Republic of Cyprus, 3.75%, 7/26/23  6,740,000 8,641
Republic of Cyprus, 3.875%, 5/6/22  6,533,000 8,013
Republic of Cyprus, 4.25%, 11/4/25  27,419,000 38,487
Republic of Cyprus, Zero Coupon, 2/9/26  7,306,000 8,541
Total Cyprus (Cost
$125,197
)
136,983
DENMARK 0.3%
Corporate Bonds 0.3%
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (2) 4,700,000 5,601
Danske Bank, VR, 2.75%, 5/19/26 (EUR) (2) 9,193,000 10,808
Total Denmark (Cost
$16,211
)
16,409

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
EGYPT 0.2%
Government Bonds 0.2%
Arab Republic of Egypt, 4.75%, 4/11/25 (EUR) (1) 10,770,000 13,134
Total Egypt (Cost
$12,103
)
13,134
FRANCE 3.7%
Corporate Bonds 0.9%
Adevinta, 3.00%, 11/15/27 (1) 785,000 952
Altice France, 3.375%, 1/15/28 (1) 505,000 577
Altice France, 5.875%, 2/1/27 (1) 1,305,000 1,630
BNP Paribas, 5.75%, 1/24/22 (GBP)  361,000 517
BPCE, 1.125%, 1/18/23  3,000,000 3,595
CAB, 3.375%, 2/1/28 (1)(3) 5,205,000 6,076
Capgemini, 1.625%, 4/15/26  3,900,000 4,911
Capgemini, 2.00%, 4/15/29  2,000,000 2,619
Credit Agricole, 0.875%, 1/14/32  1,000,000 1,184
Credit Agricole, 1.00%, 9/16/24  5,800,000 7,081
Credit Agricole, 1.875%, 12/20/26  5,200,000 6,630
Orange, 0.875%, 2/3/27  1,000,000 1,222
Societe Generale, VR, 2.50%, 9/16/26 (2) 14,000,000 16,582
53,576
Government Bonds 2.8%
Dexia Credit Local, 0.625%, 1/21/22  12,850,000 15,211
Electricite de France, 6.875%, 12/12/22 (GBP)  950,000 1,448
Republic of France, 1.25%, 5/25/36 (1) 54,164,000 72,264
Republic of France, 1.75%, 5/25/66 (1) 5,348,000 8,166
Republic of France, Inflation-Indexed, 0.70%, 7/25/30 (1) 43,431,338 62,152
159,241
Total France (Cost
$206,490
)
212,817
GERMANY 1.9%
Corporate Bonds 1.2%
ADLER Group, 1.50%, 7/26/24  8,100,000 9,317
Allianz, VR, 3.375% (2)(4) 13,400,000 17,236
Consus Real Estate, 9.625%, 5/15/24 (1) 4,200,000 5,185
E.ON, 1.625%, 5/22/29  8,480,000 10,872
Vertical Midco, 4.375%, 7/15/27 (1) 2,745,000 3,380
Volkswagen International Finance, 1.875%, 3/30/27  9,500,000 12,041
Volkswagen Leasing, 1.50%, 6/19/26  5,135,000 6,364

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Volkswagen Leasing, 1.625%, 8/15/25  5,350,000 6,633
71,028
Government Bonds 0.7%
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  22,381,567 31,888
KfW, 4.70%, 6/2/37 (CAD)  5,202,000 5,139
37,027
Total Germany (Cost
$103,348
)
108,055
GREECE 0.5%
Corporate Bonds 0.1%
Crystal Almond, 4.25%, 10/15/24  5,560,000 6,672
6,672
Government Bonds 0.4%
Hellenic Republic, 0.75%, 6/18/31 (1) 17,599,000 20,419
20,419
Total Greece (Cost
$26,824
)
27,091
ICELAND 0.3%
Corporate Bonds 0.1%
Arion Banki, 1.00%, 3/20/23 (EUR)  5,500,000 6,542
Landsbankinn, 1.00%, 5/30/23 (EUR)  1,000,000 1,192
7,734
Government Bonds 0.2%
Republic of Iceland, Zero Coupon, 4/15/28 (EUR)  10,385,000 12,104
12,104
Total Iceland (Cost
$19,777
)
19,838
INDIA 2.0%
Corporate Bonds 1.0%
ABJA Investment, 5.45%, 1/24/28 (USD) (3) 11,731,000 12,104
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (USD) (1) 8,450,000 8,984
HDFC Bank, 8.10%, 3/22/25  1,620,000,000 23,198
ICICI Bank, 4.00%, 3/18/26 (USD)  10,800,000 11,661
55,947
Government Bonds 1.0%
Republic of India, 8.20%, 9/24/25  293,340,000 4,387

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of India, 8.24%, 2/15/27  2,035,000,000 30,643
Republic of India, 9.15%, 11/14/24  1,628,680,000 24,958
59,988
Total India (Cost
$116,617
)
115,935
INDONESIA 2.4%
Government Bonds 2.4%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  40,797,000 56,972
Republic of Indonesia, 6.125%, 5/15/28  390,270,000,000 26,090
Republic of Indonesia, 7.00%, 5/15/27  276,860,000,000 19,855
Republic of Indonesia, 8.375%, 3/15/24  369,100,000,000 27,396
Republic of Indonesia, 8.375%, 9/15/26  43,000,000,000 3,280
Republic of Indonesia, 10.25%, 7/15/27  50,700,000,000 4,203
Total Indonesia (Cost
$135,000
)
137,796
IRELAND 3.1%
Corporate Bonds 0.4%
AIB Group, 2.25%, 7/3/25  12,300,000 15,610
XLIT, VR, 3.25%, 6/29/47 (2) 5,700,000 7,500
23,110
Government Bonds 2.7%
Republic of Ireland, 0.20%, 10/18/30  48,100,000 57,619
Republic of Ireland, 1.35%, 3/18/31  36,752,000 48,913
Republic of Ireland, 1.50%, 5/15/50  3,700,000 5,164
Republic of Ireland, 2.00%, 2/18/45  5,630,000 8,646
Republic of Ireland, 5.40%, 3/13/25  24,286,300 35,188
155,530
Total Ireland (Cost
$168,402
)
178,640
ISRAEL 2.3%
Corporate Bonds 0.0%
Teva Pharmaceutical Finance Netherlands II, 4.50%, 3/1/25 (EUR)  1,705,000 2,100
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR)  1,245,000 1,606
3,706
Government Bonds 2.3%
State of Israel, 1.50%, 1/18/27 (EUR)  18,046,000 22,856
State of Israel, 1.75%, 8/31/25  153,957,436 48,713

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
State of Israel, 3.75%, 3/31/47  19,700,000 7,704
State of Israel, 5.50%, 1/31/42  107,877,000 52,148
131,421
Total Israel (Cost
$120,949
)
135,127
ITALY 2.7%
Corporate Bonds 0.8%
Enel Finance International, 5.625%, 8/14/24 (GBP)  2,663,000 4,247
FCA Bank, 0.50%, 9/13/24  5,800,000 6,892
Infrastrutture Wireless Italiane, 1.625%, 10/21/28  4,612,000 5,456
International Game Technology, 3.50%, 6/15/26 (1) 2,410,000 2,881
International Game Technology, 3.50%, 6/15/26  4,550,000 5,439
Intesa Sanpaolo, 1.75%, 7/4/29  5,200,000 6,489
Sofima Holding, 3.75%, 1/15/28 (1) 1,395,000 1,646
Telecom Italia, 5.875%, 5/19/23 (GBP)  1,300,000 1,952
UniCredit, 2.00%, 3/4/23  5,086,000 6,198
UniCredit, VR, 4.875%, 2/20/29 (2) 6,100,000 7,815
49,015
Government Bonds 1.9%
Italy Buoni Poliennali Del Tesoro, 2.80%, 3/1/67  43,309,000 63,128
Italy Buoni Poliennali Del Tesoro, Inflation-Indexed, 0.65%, 5/15/26  35,317,881 45,047
108,175
Total Italy (Cost
$131,067
)
157,190
IVORY COAST 0.1%
Government Bonds 0.1%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR) (1) 3,560,000 4,080
Total Ivory Coast (Cost
$4,185
)
4,080
JAPAN 12.4%
Corporate Bonds 0.3%
Takeda Pharmaceutical, 2.25%, 11/21/26 (EUR) (1) 12,940,000 16,832
16,832
Government Bonds 12.1%
Government of Japan, 0.60%, 6/20/37  4,378,850,000 41,068
Government of Japan, 0.70%, 3/20/37  8,878,050,000 84,525
Government of Japan, 1.20%, 12/20/34  18,051,700,000 183,709
Government of Japan, 1.40%, 9/20/34  468,700,000 4,878

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government of Japan, 1.70%, 9/20/44  8,879,350,000 100,239
Government of Japan, 2.20%, 9/20/39  1,476,850,000 17,478
Government of Japan, 2.50%, 9/20/37  11,567,600,000 139,949
Government of Japan, Inflation-indexed, 0.10%, 3/10/24  3,477,325,200 31,642
Government of Japan, Inflation-indexed, 0.10%, 9/10/24  4,924,378,800 44,869
Government of Japan, Inflation-indexed, 0.10%, 3/10/25  5,672,394,800 51,768
700,125
Total Japan (Cost
$725,214
)
716,957
KUWAIT 0.1%
Corporate Bonds 0.1%
Kuwait Projects, 4.50%, 2/23/27 (USD)  8,400,000 8,169
Total Kuwait (Cost
$8,469
)
8,169
LATVIA 1.4%
Government Bonds 1.4%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  64,671,000 78,754
Total Latvia (Cost
$71,174
)
78,754
LITHUANIA 0.0%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26 (1) 1,150,000 1,406
Total Lithuania (Cost
$1,298
)
1,406
LUXEMBOURG 0.3%
Corporate Bonds 0.3%
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  9,970,000 12,068
JAB Holdings, 2.00%, 5/18/28  5,900,000 7,585
Total Luxembourg (Cost
$18,267
)
19,653
MALAYSIA 3.0%
Government Bonds 3.0%
1MDB Global Investments, 4.40%, 3/9/23 (USD)  32,000,000 32,158
Government of Malaysia, 3.844%, 4/15/33  51,500,000 12,366
Government of Malaysia, 4.065%, 6/15/50  55,588,000 12,639
Government of Malaysia, 4.642%, 11/7/33  30,871,000 7,889

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government of Malaysia, 4.736%, 3/15/46  310,065,000 77,749
Government of Malaysia, 4.921%, 7/6/48  119,656,000 30,477
Total Malaysia (Cost
$173,622
)
173,278
MEXICO 1.8%
Corporate Bonds 0.5%
America Movil, 5.75%, 6/28/30 (GBP)  4,930,000 8,911
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (2) 11,800,000 12,169
Cemex, 7.375%, 6/5/27 (USD)  7,700,000 8,730
29,810
Government Bonds 1.3%
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR)  35,958,000 44,339
United Mexican States, 8.50%, 5/31/29  481,590,000 26,472
70,811
Total Mexico (Cost
$100,620
)
100,621
NETHERLANDS 0.9%
Corporate Bonds 0.8%
ABN AMRO Bank, 6.375%, 4/27/21  1,355,000 1,595
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)  100,000 162
Cooperatieve Rabobank, 4.875%, 1/10/23 (GBP)  2,893,000 4,293
LeasePlan, VR, 7.375% (2)(4) 8,200,000 10,470
Nationale-Nederlanden Bank, 0.375%, 2/26/25  5,300,000 6,306
Summer BidCo, 9.00% (9.00% Cash or 9.75% PIK), 11/15/25 (5) 11,588,687 13,924
Trivium Packaging Finance, 3.75%, 8/15/26 (1) 710,000 853
Ziggo, 2.875%, 1/15/30 (3) 2,720,000 3,198
Ziggo, 2.875%, 1/15/30 (1) 2,700,000 3,174
43,975
Government Bonds 0.1%
Kingdom of the Netherlands, 5.50%, 1/15/28 (1) 3,870,000 6,388
6,388
Total Netherlands (Cost
$46,942
)
50,363
NORTH MACEDONIA 0.2%
Government Bonds 0.2%
Republic of North Macedonia, 1.625%, 3/10/28 (EUR) (1) 12,000,000 13,777
Total North Macedonia (Cost
$14,249
)
13,777

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
NORWAY 0.4%
Corporate Bonds 0.2%
DNB Boligkreditt, 1.875%, 11/21/22 (EUR)  9,135,000 11,129
11,129
Government Bonds 0.2%
Kingdom of Norway, 3.00%, 3/14/24 (1) 104,912,000 13,063
13,063
Total Norway (Cost
$24,490
)
24,192
OMAN 0.2%
Corporate Bonds 0.2%
Lamar Funding, 3.958%, 5/7/25 (USD)  6,190,000 6,212
OmGrid Funding, 5.196%, 5/16/27 (USD)  2,310,000 2,383
Total Oman (Cost
$8,557
)
8,595
PANAMA 0.2%
Corporate Bonds 0.2%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 12,100,000 12,924
Total Panama (Cost
$12,358
)
12,924
PERU 0.2%
Corporate Bonds 0.2%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (2) 8,675,000 8,709
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (1)(2) 2,325,000 2,334
Total Peru (Cost
$11,196
)
11,043
PORTUGAL 0.4%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (2)(3) 5,100,000 5,929
5,929

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.3%
Republic of Portugal, 4.10%, 2/15/45 (1) 8,973,000 17,277
17,277
Total Portugal (Cost
$22,351
)
23,206
QATAR 0.1%
Government Bonds 0.1%
State of Qatar, 3.75%, 4/16/30 (USD)  5,110,000 5,723
Total Qatar (Cost
$5,979
)
5,723
ROMANIA 1.8%
Government Bonds 1.8%
Republic of Romania, 2.00%, 1/28/32 (EUR) (1) 3,855,000 4,544
Republic of Romania, 2.00%, 1/28/32 (EUR)  8,975,000 10,579
Republic of Romania, 2.124%, 7/16/31 (EUR) (3) 22,068,000 26,495
Republic of Romania, 2.375%, 4/19/27 (EUR)  16,845,000 21,359
Republic of Romania, 2.875%, 10/28/24 (EUR) (3) 2,725,000 3,507
Republic of Romania, 2.875%, 3/11/29 (EUR)  3,963,000 5,143
Republic of Romania, 3.624%, 5/26/30 (EUR)  23,390,000 31,502
Total Romania (Cost
$88,076
)
103,129
RUSSIA 0.3%
Government Bonds 0.3%
Russian Federation, 8.15%, 2/3/27  1,052,304,000 14,912
Total Russia (Cost
$17,927
)
14,912
SERBIA 0.7%
Government Bonds 0.7%
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1) 14,635,000 17,231
Republic of Serbia, 4.50%, 8/20/32  2,217,000,000 24,677
Total Serbia (Cost
$38,966
)
41,908
SINGAPORE 1.0%
Government Bonds 1.0%
Government of Singapore, 2.25%, 6/1/21  259,000 193
Government of Singapore, 2.875%, 7/1/29  29,196,000 23,864

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government of Singapore, 3.125%, 9/1/22  45,701,000 35,247
Total Singapore (Cost
$58,566
)
59,304
SLOVENIA 2.5%
Government Bonds 2.5%
Republic of Slovenia, 0.275%, 1/14/30  15,836,000 19,197
Republic of Slovenia, 1.00%, 3/6/28  10,580,000 13,522
Republic of Slovenia, 1.25%, 3/22/27  28,285,000 36,431
Republic of Slovenia, 1.50%, 3/25/35  9,923,000 13,419
Republic of Slovenia, 3.125%, 8/7/45 (3) 11,180,000 19,965
Republic of Slovenia, 4.625%, 9/9/24 (3) 8,424,000 11,673
Republic of Slovenia, 5.125%, 3/30/26 (3) 5,426,000 8,164
Republic of Slovenia, 5.25%, 2/18/24 (USD)  16,865,000 19,100
Total Slovenia (Cost
$133,371
)
141,471
SOUTH AFRICA 1.1%
Government Bonds 1.1%
Republic of South Africa, 8.25%, 3/31/32  249,080,000 14,597
Republic of South Africa, 10.50%, 12/21/26  622,000,000 47,893
Total South Africa (Cost
$61,244
)
62,490
SPAIN 2.1%
Corporate Bonds 1.3%
Abertis Infraestructuras, 3.00%, 3/27/31  7,700,000 10,420
Banco Bilbao Vizcaya Argentaria, 0.375%, 10/2/24  5,800,000 6,872
Banco Santander, 1.375%, 2/9/22  2,800,000 3,333
CaixaBank, VR, 2.75%, 7/14/28 (2) 19,600,000 23,991
Cellnex Telecom, 1.75%, 10/23/30 (3) 4,800,000 5,556
Cirsa Finance International, 6.25%, 12/20/23 (1) 3,690,000 4,384
Cirsa Finance International, 6.25%, 12/20/23  1,700,000 2,020
ContourGlobal Power Holdings, 3.125%, 1/1/28 (1) 1,550,000 1,827
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  9,300,000 11,509
Inmobiliaria Colonial Socimi, 2.00%, 4/17/26  2,600,000 3,271
Inmobiliaria Colonial Socimi, 2.50%, 11/28/29  1,000,000 1,306
Telefonica Emisiones, 2.242%, 5/27/22  2,100,000 2,532
Telefonica Emisiones, 5.289%, 12/9/22 (GBP)  50,000 74
77,095

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.8%
Kingdom of Spain, Zero Coupon, 1/31/25  38,206,000 45,428
45,428
Total Spain (Cost
$119,404
)
122,523
SRI LANKA 0.1%
Government Bonds 0.1%
Republic of Sri Lanka, 6.25%, 7/27/21 (USD) (3) 8,450,000 8,179
Total Sri Lanka (Cost
$8,468
)
8,179
SUPRANATIONAL 0.5%
Government Bonds 0.5%
European Investment Bank, 1.25%, 5/12/25 (SEK)  229,430,000 27,258
Total Supranational (Cost
$25,558
)
27,258
SWEDEN 1.0%
Corporate Bonds 1.0%
Akelius Residential Property, 1.125%, 3/14/24 (EUR)  4,500,000 5,427
Akelius Residential Property, 1.75%, 2/7/25 (EUR)  6,390,000 7,902
Stadshypotek, 2.00%, 9/1/28  239,000,000 29,928
Tele2, 1.125%, 5/15/24 (EUR)  4,900,000 5,926
Tele2, 2.125%, 5/15/28 (EUR)  1,600,000 2,082
Verisure Holding, 3.25%, 2/15/27 (EUR) (1) 2,295,000 2,716
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 1,600,000 1,933
Total Sweden (Cost
$52,439
)
55,914
SWITZERLAND 0.4%
Corporate Bonds 0.4%
Aquarius & Investments for Zurich Insurance, VR, 4.25%, 10/2/43
(EUR) (2) 2,131,000 2,749
Credit Suisse Group Funding Guernsey, 1.25%, 4/14/22 (EUR)  6,195,000 7,357
UBS, 1.375%, 4/16/21 (EUR)  11,143,000 13,074
Total Switzerland (Cost
$24,094
)
23,180

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
THAILAND 1.5%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (2) 9,100,000 9,179
9,179
Government Bonds 1.3%
Kingdom of Thailand, 1.585%, 12/17/35  1,096,260,000 31,544
Kingdom of Thailand, 1.60%, 12/17/29  132,630,000 4,201
Kingdom of Thailand, 3.65%, 6/20/31  820,108,000 30,453
Kingdom of Thailand, 3.775%, 6/25/32  258,610,000 9,699
75,897
Total Thailand (Cost
$82,326
)
85,076
UNITED KINGDOM 6.1%
Corporate Bonds 2.4%
Barclays, 1.875%, 12/8/23 (EUR)  5,786,000 7,123
Bellis Acquisition, 3.25%, 2/16/26 (1) 1,450,000 2,005
Bellis Finco, 4.00%, 2/16/27 (1) 545,000 752
BP Capital Markets, 1.573%, 2/16/27 (EUR)  10,000,000 12,646
Cabot Financial Luxembourg, 7.50%, 10/1/23  2,180,949 3,065
Crh Finance U.K., 4.125%, 12/2/29  10,000,000 16,317
Eastern Power Networks, 4.75%, 9/30/21  1,084,000 1,525
Eastern Power Networks, 5.75%, 3/8/24  62,000 98
eG Global Finance, 4.375%, 2/7/25 (EUR) (1) 2,230,000 2,553
FCE Bank, 0.869%, 9/13/21 (EUR)  3,485,000 4,087
HBOS, 5.374%, 6/30/21 (EUR)  1,100,000 1,305
HSBC Bank, 4.75%, 3/24/46  2,368,000 4,286
HSBC Bank, 6.50%, 7/7/23  18,000 28
HSBC Holdings, 6.50%, 5/20/24  3,530,000 5,685
Iceland Bondco, 4.625%, 3/15/25  6,000,000 8,155
InterContinental Hotels Group, 3.875%, 11/28/22  3,571,000 5,129
Jerrold Finco, 4.875%, 1/15/26 (1) 580,000 811
Leeds Building Society, 2.625%, 4/1/21 (EUR)  2,775,000 3,254
Legal & General Group, VR, 5.375%, 10/27/45 (2) 5,685,000 8,984
Marks & Spencer, 6.00%, 6/12/25  2,099,000 3,251
Nationwide Building Society, VR, 1.50%, 3/8/26 (EUR) (2) 2,770,000 3,415
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR) (2) 5,050,000 6,218
Next Group, 3.625%, 5/18/28  7,491,000 11,183
Next Group, 4.375%, 10/2/26  982,000 1,524
Severn Trent Utilities Finance, 6.125%, 2/26/24  206,000 327
Sky, 1.875%, 11/24/23 (EUR)  5,244,000 6,482
Tesco, 6.125%, 2/24/22  1,490,000 2,155

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  5,250,000 6,342
Virgin Media Secured Finance, 4.25%, 1/15/30 (1) 5,630,000 7,762
136,467
Government Bonds 3.7%
United Kingdom Gilt, 0.625%, 6/7/25  76,389,000 106,753
United Kingdom Gilt, 0.625%, 10/22/50  25,172,000 28,150
United Kingdom Gilt, 4.25%, 12/7/46  35,581,797 79,015
213,918
Total United Kingdom (Cost
$329,267
)
350,385
UNITED STATES 5.2%
Corporate Bonds 5.2%
American Honda Finance, 0.75%, 11/25/26 (GBP)  4,097,000 5,525
American Honda Finance, 1.95%, 10/18/24 (EUR)  4,680,000 5,870
American International Group, 5.00%, 4/26/23 (GBP)  4,000,000 5,987
Ardagh Metal Packaging Finance USA, 3.00%, 9/1/29 (EUR) (1) 5,325,000 6,201
AT&T, 1.60%, 5/19/28 (EUR)  7,175,000 8,975
AT&T, 2.05%, 5/19/32 (EUR)  3,040,000 3,938
Bank of America, 2.375%, 6/19/24 (EUR)  5,000,000 6,312
Bank of America, VR, 1.379%, 2/7/25 (EUR) (2) 5,786,000 7,049
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  7,393,000 10,895
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  1,874,000 2,187
Booking Holdings, 2.15%, 11/25/22 (EUR)  2,560,000 3,098
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)  9,220,000 11,188
Capital One Financial, 1.65%, 6/12/29 (EUR)  11,300,000 14,060
Constellium, 4.25%, 2/15/26 (EUR) (1) 945,000 1,128
Constellium, 4.25%, 2/15/26 (EUR)  6,510,000 7,767
DH Europe Finance, 0.45%, 3/18/28 (EUR)  1,450,000 1,708
DH Europe Finance, 0.75%, 9/18/31 (EUR)  7,305,000 8,575
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1) 3,480,000 4,301
Fiserv, 0.375%, 7/1/23 (EUR)  1,090,000 1,291
Fiserv, 3.00%, 7/1/31 (GBP)  9,825,000 14,532
GE Capital European Funding Unlimited, 4.625%, 2/22/27 (EUR)  2,050,000 2,997
General Electric, 0.875%, 5/17/25 (EUR)  6,000,000 7,235
General Electric, 1.875%, 5/28/27 (EUR)  2,980,000 3,796
General Motors Financial, 2.20%, 4/1/24 (EUR)  7,605,000 9,423
Goldman Sachs Group, 1.375%, 5/15/24 (EUR)  5,700,000 6,876
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  4,137,000 5,173
Goldman Sachs Group, 5.50%, 10/12/21 (GBP)  456,000 644
Honeywell International, 0.75%, 3/10/32 (EUR)  5,465,000 6,544
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  2,969,000 3,490
Morgan Stanley, 1.375%, 10/27/26 (EUR)  4,931,000 6,134
Morgan Stanley, VR, 0.637%, 7/26/24 (EUR) (2) 3,049,000 3,632

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Netflix, 4.625%, 5/15/29 (EUR)  8,970,000 13,045
Prologis, 2.25%, 6/30/29 (GBP)  5,048,000 7,316
Thermo Fisher Scientific, 0.125%, 3/1/25 (EUR)  8,810,000 10,371
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  5,170,000 6,168
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  842,000 1,151
Verizon Communications, 1.30%, 5/18/33 (EUR)  20,445,000 25,082
Walgreens Boots Alliance, 2.125%, 11/20/26 (EUR)  13,900,000 17,783
Westlake Chemical, 1.625%, 7/17/29 (EUR)  26,330,000 32,060
Total United States (Cost
$275,570
)
299,507
SHORT-TERM INVESTMENTS 6.0%
Commercial Paper 0.5%
4(2) 0.5%(6)
Eni Finance USA, 0.194%, 4/14/21  9,000,000 9,000
Eni Finance USA, 0.20%, 4/14/21  18,000,000 17,999
Total Commercial Paper 26,999
Money Market Funds 2.2%
T. Rowe Price Government Reserve Fund, 0.04% (7)(8) 126,597,387 126,597
126,597
U.S. Treasury Obligations 3.3%
U.S. Treasury Bills, 0.045%, 6/17/21 (9) 190,656,000 190,650
190,650
Total Short-Term Investments (Cost $344,233) 344,246
SECURITIES LENDING COLLATERAL
1.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 1.0%
Short-Term Funds 1.0%
T. Rowe Price Short-Term Fund, 0.08% (7)(8) 6,045,872 60,459
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 60,459
Total Securities Lending Collateral (Cost $60,459) 60,459

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
Options Purchased 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Goldman Sachs
USD Put / JPY Call,
4/30/21 @ 103.83
(JPY) (10) 1 172,400 13
Total Options Purchased (Cost $854) 13
Total Investments in Securities 98.2%
(Cost $5,462,348) $ 5,666,330
Other Assets Less Liabilities 1.8% 102,747
Net Assets 100.0% $ 5,769,077
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$557,568 and represents 9.7% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3) All or a portion of this security is on loan at March 31, 2021.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $26,999 and represents 0.5% of net assets.
(7) Seven-day yield
(8) Affiliated Companies
(9) At March 31, 2021, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Non-income producing
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M JPY LIBOR Six month JPY LIBOR (London interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLP Chilean Peso

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
CNH Offshore China Renminbi
CZK Czech Koruna
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
ILS Israel Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
OTC Over-the-counter
PIK Payment-in-kind
PLN Polish Zloty
RSD Serbian Dinar
RUB Russian Ruble
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Brazil (0.0)%
Barclays Bank, Protection Sold (Relevant
Credit: Brazil Notas do Tesouro Nacional,
Ba2*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/26 (USD) * 14,750 (880) (854) (26)
Barclays Bank, Protection Sold (Relevant
Credit: Brazil Notas do Tesouro Nacional,
Ba2*), Receive 1.00% Quarterly, Pay upon
credit default, 6/20/26 (USD) * 14,750 (879) (915) 36
Total Brazil (1,769) 10
Greece 0.0%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB-*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/22 (USD) * 10,000 103 (112) 215
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB-*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD) * 17,964 282 (559) 841
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB-*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 (USD) * 12,470 (152) (548) 396
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB-*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/21 (USD) * 6,935 46 (115) 161
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB-*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 (USD) * 9,200 149 (365) 514
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB-*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 16,500 259 (69) 328
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BB-*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25
(USD) * 6,635 102 (318) 420

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB-*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 4,911 77 (27) 104
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB-*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 (USD) * 2,801 43 (108) 151
Total Greece (2,221) 3,130
Total Bilateral Credit Default Swaps, Protection Sold (3,990) 3,140
Total Bilateral Swaps (3,990) 3,140
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Interest Rate Swaps (0.1)%
Czech Republic 0.1%
2 Year Interest Rate Swap, Receive Fixed
2.208% Annually, Pay Variable 0.420% (6M
CZK PRIBOR) Semi-Annually, 2/13/22 726,195 559 — 559
2 Year Interest Rate Swap, Receive Fixed
2.230% Annually, Pay Variable 0.430% (6M
CZK PRIBOR) Semi-Annually, 2/21/22 2,680,999 2,070 1 2,069
2 Year Interest Rate Swap, Receive Fixed
2.245% Annually, Pay Variable 0.430% (6M
CZK PRIBOR) Semi-Annually, 2/20/22 2,536,024 1,982 — 1,982
10 Year Interest Rate Swap, Pay Fixed
1.244% Annually, Receive Variable 0.400%
(6M CZK PRIBOR) Semi-Annually, 1/29/31 233,800 553 — 553
10 Year Interest Rate Swap, Pay Fixed
1.600% Annually, Receive Variable 0.420%
(6M CZK PRIBOR) Semi-Annually, 2/13/30 161,674 108 — 108
10 Year Interest Rate Swap, Pay Fixed
1.690% Annually, Receive Variable 0.430%
(6M CZK PRIBOR) Semi-Annually, 2/20/30 422,279 141 — 141
10 Year Interest Rate Swap, Pay Fixed
1.693% Annually, Receive Variable 0.430%
(6M CZK PRIBOR) Semi-Annually, 2/21/30 441,113 145 1 144
Total Czech Republic 5,556

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Foreign/Europe (0.0)%
5 Year Interest Rate Swap, Pay Fixed
0.214% Annually, Receive Variable
(0.519)% (6M EURIBOR) Semi-Annually,
9/22/22 370 (6) — (6)
10 Year Interest Rate Swap, Pay Fixed
0.858% Annually, Receive Variable
(0.519)% (6M EURIBOR) Semi-Annually,
9/22/27 600 (53) — (53)
30 Year Interest Rate Swap, Pay Fixed
1.540% Annually, Receive Variable
(0.521)% (6M EURIBOR) Semi-Annually,
11/3/47 2,200 (720) 1 (721)
Total Foreign/Europe (780)
Japan 0.0%
20 Year Interest Rate Swap, Receive
Fixed 0.733% Semi-Annually, Pay Variable
(0.065)% (6M JPY LIBOR) Semi-Annually,
11/7/37 3,000,000 1,773 1 1,772
Total Japan 1,772
Mexico (0.0)%
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 4.283%
(MXIBTIIE) 28 Days, 5/4/27 525,000 (1,054) — (1,054)
Total Mexico (1,054)
Poland (0.2)%
5 Year Interest Rate Swap, Pay Fixed
2.305% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 4/20/23 27,000 (392) 1 (393)
5 Year Interest Rate Swap, Pay Fixed
2.350% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 4/24/23 27,500 (408) — (408)
5 Year Interest Rate Swap, Pay Fixed
2.350% Annually, Receive Variable 0.260%
(6M PLN WIBOR) Semi-Annually, 4/6/23 24,000 (359) — (359)
5 Year Interest Rate Swap, Pay Fixed
2.423% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 3/27/23 68,000 (662) 1 (663)
5 Year Interest Rate Swap, Pay Fixed
2.427% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 10/19/22 960 (10) — (10)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Pay Fixed
2.430% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 5/7/23 60,000 (923) — (923)
5 Year Interest Rate Swap, Pay Fixed
2.473% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 1/23/23 39,000 (401) — (401)
5 Year Interest Rate Swap, Pay Fixed
2.500% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 10/24/22 22,000 (238) — (238)
5 Year Interest Rate Swap, Pay Fixed
2.518% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 5/18/23 42,000 (671) — (671)
5 Year Interest Rate Swap, Pay Fixed
2.535% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/21/22 43,000 (466) 1 (467)
5 Year Interest Rate Swap, Pay Fixed
2.555% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/6/22 10,700 (117) 1 (118)
5 Year Interest Rate Swap, Pay Fixed
2.580% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/6/22 10,700 (119) 1 (120)
5 Year Interest Rate Swap, Pay Fixed
2.595% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/27/23 78,000 (838) — (838)
10 Year Interest Rate Swap, Pay Fixed
1.710% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 12/19/29 87,000 (22) 1 (23)
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 10/22/29 32,824 (84) 1 (85)
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 10/22/29 22,976 (61) 1 (62)
10 Year Interest Rate Swap, Pay Fixed
1.800% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/5/29 24,528 (71) 1 (72)
10 Year Interest Rate Swap, Pay Fixed
1.800% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/6/29 12,264 (36) — (36)
10 Year Interest Rate Swap, Pay Fixed
1.803% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/5/29 12,264 (37) — (37)
10 Year Interest Rate Swap, Pay Fixed
1.820% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/5/29 12,264 (40) 1 (41)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
1.860% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 11/7/29 12,080 (51) — (51)
10 Year Interest Rate Swap, Pay Fixed
1.898% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 4/2/31 52,650 — — —
10 Year Interest Rate Swap, Pay Fixed
2.850% Annually, Receive Variable 0.260%
(6M PLN WIBOR) Semi-Annually, 4/6/28 15,800 (453) — (453)
10 Year Interest Rate Swap, Pay Fixed
2.910% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 3/27/28 16,200 (371) 1 (372)
10 Year Interest Rate Swap, Pay Fixed
2.920% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 5/7/28 16,100 (475) — (475)
10 Year Interest Rate Swap, Pay Fixed
3.030% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 5/18/28 10,100 (318) — (318)
10 Year Interest Rate Swap, Pay Fixed
3.075% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/27/28 8,000 (210) — (210)
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/13/28 15,931 (441) — (441)
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/14/28 12,062 (334) 1 (335)
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 0.250%
(6M PLN WIBOR) Semi-Annually, 2/12/28 10,007 (278) 1 (279)
Total Poland (8,899)
Total Centrally Cleared Interest Rate Swaps (3,405)
Total Centrally Cleared Swaps (3,405)
Net payments (receipts) of variation margin to date 3,629
Variation margin receivable (payable) on centrally cleared swaps $ 224
* Credit ratings as of March 31, 2021. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/9/21 USD 62,718 INR 4,641,144 $ (644)
Bank of America 4/23/21 USD 30,335 CAD 38,150 (24)
Bank of America 4/30/21 EUR 4,033 USD 4,820 (88)
Bank of America 6/11/21 USD 8,200 THB 246,466 315
Barclays Bank 4/9/21 INR 4,376,879 USD 60,279 (525)
Barclays Bank 5/21/21 GBP 7,665 USD 10,591 (22)
Barclays Bank 6/2/21 USD 33,073 BRL 181,636 941
Barclays Bank 6/11/21 USD 25,509 CLP 17,975,320 547
Barclays Bank 6/11/21 USD 31,984 THB 988,704 354
Barclays Bank 7/9/21 USD 59,493 INR 4,376,879 585
BNP Paribas 4/9/21 USD 270 KRW 296,304 8
BNP Paribas 4/16/21 CZK 64,620 USD 3,037 (133)
BNP Paribas 4/16/21 MXN 888,690 USD 42,505 899
BNP Paribas 4/16/21 USD 1,316 RSD 127,332 46
BNP Paribas 4/23/21 AUD 5,480 USD 4,272 (109)
BNP Paribas 4/30/21 USD 18,570 EUR 15,554 319
BNP Paribas 6/11/21 CLP 2,530,133 USD 3,509 5
BNP Paribas 6/11/21 USD 79,896 CLP 56,396,283 1,580
Canadian Imperial Bank
of Commerce 4/16/21 MXN 1,200,088 USD 58,650 (38)
Canadian Imperial Bank
of Commerce 4/23/21 CAD 149,577 USD 117,726 1,304
Citibank 4/9/21 RUB 1,041,472 USD 13,752 8
Citibank 4/16/21 MXN 925,719 USD 44,492 720
Citibank 4/16/21 RSD 2,515,405 USD 25,138 (50)
Citibank 4/16/21 TRY 213,613 USD 29,276 (3,724)
Citibank 4/16/21 USD 24,877 RSD 2,388,073 1,059
Citibank 4/16/21 USD 11,681 TRY 94,706 353
Citibank 4/19/21 ILS 9,340 USD 2,851 (57)
Citibank 4/19/21 USD 118,668 ILS 380,206 4,922
Citibank 4/23/21 AUD 70,238 USD 54,165 (809)
Citibank 4/23/21 USD 483,326 JPY 50,227,776 29,586
Citibank 4/30/21 EUR 51,169 USD 60,266 (222)
Citibank 4/30/21 USD 4,235 EUR 3,543 77
Citibank 5/21/21 GBP 4,827 USD 6,724 (68)
Citibank 5/28/21 USD 605,559 EUR 498,334 20,443
Citibank 6/18/21 USD 191,239 CNH 1,246,945 2,428
Citibank 7/9/21 USD 58,782 RUB 4,423,805 976
Citibank 7/9/21 USD 13,593 RUB 1,041,472 (16)
Citibank 7/16/21 USD 24,548 RSD 2,465,550 (39)
Deutsche Bank 4/9/21 INR 1,712,479 USD 23,339 40
Deutsche Bank 4/9/21 USD 18,371 IDR 260,737,090 459

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 4/30/21 USD 13,253 EUR 11,095 $ 234
Deutsche Bank 6/11/21 MYR 7,591 USD 1,838 (7)
Deutsche Bank 6/11/21 USD 3,924 MYR 16,153 28
Deutsche Bank 7/9/21 INR 397,897 USD 5,411 (56)
Goldman Sachs 4/9/21 TWD 356,725 USD 12,511 12
Goldman Sachs 4/9/21 USD 62,646 INR 4,641,144 (716)
Goldman Sachs 4/9/21 USD 14,070 TWD 388,139 444
Goldman Sachs 4/23/21 JPY 358,419 USD 3,414 (176)
Goldman Sachs 4/23/21 USD 3,323 JPY 362,444 49
Goldman Sachs 4/30/21 USD 330,872 EUR 271,773 11,965
Goldman Sachs 6/11/21 USD 25,278 THB 763,642 848
Goldman Sachs 6/18/21 USD 58,929 CNH 384,726 675
Goldman Sachs 7/9/21 INR 188,431 USD 2,528 8
Goldman Sachs 7/9/21 USD 12,621 TWD 356,725 (45)
HSBC Bank 4/9/21 IDR 29,689,400 USD 2,060 (21)
HSBC Bank 4/9/21 INR 153,884 USD 2,082 19
HSBC Bank 4/9/21 INR 3,039,046 USD 41,688 (198)
HSBC Bank 4/9/21 TWD 358,775 USD 12,580 15
HSBC Bank 4/9/21 USD 5,627 TWD 155,256 177
HSBC Bank 4/23/21 AUD 1,222 USD 929 (1)
HSBC Bank 5/28/21 USD 304,929 EUR 251,040 10,172
HSBC Bank 6/11/21 MYR 36,553 USD 8,798 18
HSBC Bank 6/11/21 MYR 9,077 USD 2,203 (14)
HSBC Bank 6/11/21 USD 8,721 MYR 35,941 52
HSBC Bank 6/11/21 USD 8,545 THB 263,523 114
HSBC Bank 6/18/21 USD 384,357 CNH 2,504,234 5,170
HSBC Bank 7/9/21 USD 41,145 INR 3,039,046 243
HSBC Bank 7/9/21 USD 12,691 TWD 358,775 (48)
JPMorgan Chase 4/9/21 USD 8,444 TWD 232,884 269
JPMorgan Chase 4/23/21 AUD 73,439 USD 56,927 (1,139)
JPMorgan Chase 6/11/21 MYR 22,144 USD 5,360 (19)
JPMorgan Chase 7/16/21 CZK 74,954 USD 3,375 (7)
Morgan Stanley 4/9/21 USD 71,823 KRW 81,404,587 (182)
Morgan Stanley 4/23/21 USD 5,674 JPY 614,387 124
Morgan Stanley 4/23/21 USD 13,459 NOK 113,988 131
Morgan Stanley 5/21/21 USD 2,800 GBP 1,995 50
Morgan Stanley 6/11/21 USD 5,701 THB 175,760 78
Morgan Stanley 6/18/21 USD 180,686 CNH 1,177,919 2,327
Morgan Stanley 7/9/21 KRW 81,404,587 USD 71,827 367
RBC Dominion Securities 4/23/21 USD 185,546 CAD 236,052 (2,298)
RBC Dominion Securities 6/18/21 USD 53,678 CNH 349,764 718
RBC Dominion Securities 6/30/21 USD 539,131 EUR 455,778 3,601

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
RBC Dominion Securities 7/9/21 INR 253,361 USD 3,406 $ 4
Standard Chartered 4/9/21 KRW 65,354,155 USD 57,776 33
Standard Chartered 4/9/21 KRW 16,346,736 USD 14,543 (84)
Standard Chartered 4/9/21 USD 2,825 TWD 77,948 89
Standard Chartered 6/11/21 MYR 11,045 USD 2,721 (58)
Standard Chartered 6/11/21 USD 79,042 MYR 320,158 1,823
State Street 4/16/21 CZK 112,286 USD 5,210 (164)
State Street 4/16/21 MXN 34,095 USD 1,666 (1)
State Street 4/23/21 AUD 19,552 USD 15,144 (291)
State Street 4/23/21 JPY 610,123 USD 5,731 (220)
State Street 4/23/21 USD 23,465 JPY 2,517,033 726
State Street 4/30/21 EUR 3,232 USD 3,798 (5)
State Street 4/30/21 USD 384,898 EUR 317,073 12,835
State Street 5/14/21 USD 5,069 PLN 18,873 292
State Street 5/21/21 GBP 7,553 USD 10,528 (114)
State Street 5/21/21 USD 285,945 GBP 205,545 2,538
State Street 6/18/21 USD 4,154 CNH 27,200 35
UBS Investment Bank 4/9/21 RUB 255,049 USD 3,356 13
UBS Investment Bank 4/9/21 RUB 4,080,699 USD 54,135 (217)
UBS Investment Bank 4/9/21 TWD 138,726 USD 4,872 (2)
UBS Investment Bank 4/9/21 USD 71,728 IDR 1,020,553,906 1,618
UBS Investment Bank 4/9/21 USD 72,606 RUB 5,377,219 1,557
UBS Investment Bank 4/16/21 CZK 1,602,101 USD 75,272 (3,286)
UBS Investment Bank 4/16/21 USD 82,113 CZK 1,779,007 2,179
UBS Investment Bank 4/16/21 USD 116,673 MXN 2,384,709 204
UBS Investment Bank 4/19/21 ILS 5,463 USD 1,657 (23)
UBS Investment Bank 4/23/21 CAD 73,054 USD 57,803 332
UBS Investment Bank 4/23/21 JPY 9,275,360 USD 85,385 (1,595)
UBS Investment Bank 4/23/21 USD 239,469 AUD 310,447 3,638
UBS Investment Bank 4/23/21 USD 238,369 JPY 24,730,500 14,963
UBS Investment Bank 4/30/21 USD 31,465 EUR 26,080 862
UBS Investment Bank 5/14/21 PLN 60,954 USD 16,358 (931)
UBS Investment Bank 5/21/21 USD 51,203 GBP 37,328 (266)
UBS Investment Bank 5/21/21 USD 61,379 SEK 506,855 3,316
UBS Investment Bank 6/11/21 CLP 3,104,868 USD 4,301 11
UBS Investment Bank 6/11/21 CLP 3,999,672 USD 5,571 (16)
UBS Investment Bank 6/11/21 USD 64,389 CLP 45,713,642 908
UBS Investment Bank 6/18/21 USD 59,985 SGD 80,967 (183)
UBS Investment Bank 6/18/21 USD 176,555 ZAR 2,674,894 (2,780)
UBS Investment Bank 6/18/21 ZAR 1,722,966 USD 114,318 1,197
UBS Investment Bank 7/9/21 USD 4,914 TWD 138,726 (12)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 7/16/21 CZK 1,735,950 USD 80,133 $ (2,125)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 131,187

T. ROWE PRICE International Bond Fund (USD Hedged)

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 586 Euro BOBL contracts 6/21 92,827 $ 109
Long, 72 Euro BTP contracts 6/21 12,607 33
Long, 619 Euro BUND contracts 6/21 124,332 (163)
Short, 190 Euro BUXL thirty year bond contracts 6/21 (45,908) 503
Long, 426 Euro OAT contracts 6/21 80,905 (36)
Short, 579 Euro SCHATZ contracts 6/21 (76,115) (11)
Short, 75 Government of Canada ten year bond
contracts 6/21 (8,282) 135
Long, 1,326 Long Gilt contracts 6/21 233,238 (1,957)
Long, 744 Republic of South Korea ten year bond
contracts 6/21 82,897 57
Long, 5,444 Republic of South Korea three year bond
contracts 6/21 532,928 48
Net payments (receipts) of variation margin to date 2,107
Variation margin receivable (payable) on open futures contracts $ 825

T. ROWE PRICE International Bond Fund (USD Hedged)

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2021.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.04% $ — $ — $ 16
T. Rowe Price Short-Term Fund, 0.08% — — —++
Totals $ —# $ — $ 16+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
03/31/21
T. Rowe Price Government
Reserve Fund, 0.04% $ 85,698  ¤  ¤ $ 126,597
T. Rowe Price Short-Term Fund,
0.08% 61,435  ¤  ¤ 60,459
Total $ 187,056^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $16 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $187,056.

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Bond Fund (USD Hedged) (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE International Bond Fund (USD Hedged)

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the

T. ROWE PRICE International Bond Fund (USD Hedged)

Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE International Bond Fund (USD Hedged)

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F1114-054Q1 03/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 5,261,612 $ — $ 5,261,612
Short-Term Investments 126,597 217,649 — 344,246
Securities Lending Collateral 60,459 — — 60,459
Options Purchased — 13 — 13
Total Securities 187,056 5,479,274 — 5,666,330
Swaps* — 8,389 — 8,389
Forward Currency Exchange
Contracts — 155,055 — 155,055
Futures Contracts* 885 — — 885
Total $ 187,941 $ 5,642,718 $ — $ 5,830,659
Liabilities
Swaps* $ — $ 12,644 $ — $ 12,644
Forward Currency Exchange
Contracts — 23,868 — 23,868
Futures Contracts* 2,167 — — 2,167
Total $ 2,167 $ 36,512 $ — $ 38,679
1
Includes Corporate Bonds and Government Bonds.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.